Contributed Equity - Summary of Contributed Equity (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Contributed Equity [Line Items]
Issued and fully paid at June 30	$ 466,084,145	$ 320,883,552
Movement in ordinary shares:
Beginning balance	(5,853,178)	47,977,144	$ 135,285,768
Issue of shares on exercise of options granted from Placement and Institutional Offer	894
Ending balance	(75,810,077)	(5,853,178)	47,977,144
Ordinary Shares
Contributed Equity [Line Items]
Issued and fully paid at June 30	466,084,145	320,883,552	235,277,217
Movement in ordinary shares:
Beginning balance	320,883,552	235,277,217	234,147,526
Issue of shares on exercise of options granted under the LTIP		3,790,978	1,129,691
Issue of shares on exercise of options granted from Placement and Institutional Offer	$ 894
Ending balance		$ 320,883,552	$ 235,277,217
Opening balance	320,883,552	235,277,217
Ending balance	466,084,145	320,883,552	235,277,217
Ordinary Shares | Aug/Sept Placement and Institutional Offer
Movement in ordinary shares:
Issue of shares net of issuance costs	$ 50,273,023
Ordinary Shares | 2024 Placement and Entitlement Offer
Movement in ordinary shares:
Issue of shares net of issuance costs	$ 94,926,676	$ 81,815,357
Ordinary Shares on Issue
Movement in ordinary shares:
Opening balance	467,159,434	352,152,542	351,003,541
Issue of shares on exercise of options granted under the LTIP		2,387,826	1,149,001
Issue of share on exercise of options from Placement and Institutional Offer	1,743
Ending balance	1,091,466,771	467,159,434	352,152,542
Ordinary Shares on Issue | Aug/Sept Placement and Institutional Offer
Movement in ordinary shares:
Issue of shares on ASX	195,647,457
Ordinary Shares on Issue | 2024 Placement and Entitlement Offer
Movement in ordinary shares:
Issue of shares on ASX	428,658,137	112,619,066